ZUNICOM, INC.

4315 West Lovers Lane

Dallas, Texas 75209

July 20, 2007

United States

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

            Re:       Zunicom, Inc. Form 8-K/A

Dear Sir/Madam:

In response to your letter dated July 12, 2007, the Company is filing herewith an Amended Form 8-K/A, date of Reportable Event, June 25, 2007.  The Company does acknowledge that:

            •          It is responsible for the adequacy and accuracy of the disclosure in the filing.

            •          Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

            •          The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company will furnish the requested supplemental information, if any, next week. If you have any questions, please do not hesitate to contact me at 214.352.8674.

Sincerely yours,

Zunicom, Inc.

By:  /s/ Carl A. Generes

      Carl A. Generes

      Corporate Secretary